EQUITY - NARRATIVE (Details) - USD ($)			12 Months Ended
	Nov. 22, 2024	Mar. 27, 2024	Dec. 31, 2024	Mar. 26, 2024
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares)		31,709,747
Average purchase price per share (in dollars per share)			$ 0.0001	$ 10.70
Number of shares issued and fully paid (in shares)			126,834
Share rrepurchase program, available for grant (in shares)			873,166
Bottom of range
Disclosure of detailed information about borrowings [line items]
Legal reserve amount percentage			5.00%
Net earnings percentage			10.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Legal reserve amount percentage			10.00%
Net earnings percentage			50.00%
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued (in shares)		31,709,747
Average purchase price per share (in dollars per share)		$ 0.0001
Additional issue of ordinary share (in shares)		90,000
Proceeds from issuing shares		$ 900,000
Number of shares outstanding (in shares)			31,799,747
Number of shares authorised (in shares)			450,000,000
Number of shares issued and fully paid (in shares)		126,834
Ordinary shares | Share Repurchase Program
Disclosure of detailed information about borrowings [line items]
Share repurchase program, authorized, amount	$ 10,000,000
Expiration date (in month)	12 months
Preference shares
Disclosure of detailed information about borrowings [line items]
Number of shares authorised (in shares)			50,000,000